Derivative Instruments - Foreign Currency Forward Contracts (Details) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NOK (kr)	Dec. 31, 2017 EUR (€)
Foreign currency forward contracts
Derivative [Line Items]
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	$ (357)
Expected Maturity - 2018	51,661
Expected Maturity - 2019	$ 6,849
Norwegian Kroner
Derivative [Line Items]
Contract Amount in Foreign Currency | kr		kr 365,000,000
Average Forward Rate	8.07	8.07	8.07
Norwegian Kroner | Foreign currency forward contracts
Derivative [Line Items]
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	$ (455)
Expected Maturity - 2018	38,390
Expected Maturity - 2019	$ 6,849
Euro
Derivative [Line Items]
Contract Amount in Foreign Currency | €			€ 11,000,000
Average Forward Rate	0.83	0.83	0.83
Euro | Foreign currency forward contracts
Derivative [Line Items]
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	$ 98
Expected Maturity - 2018	13,271
Expected Maturity - 2019	$ 0